Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Condensed Consolidated Statements of Operations
Revenues (gross billings of $15.6m and $8.2m less worksite employee payroll cost of $13.5m and $7.0m, respectively for the three months ended; gross billings of $32.2m and $14.0m less worksite employee payroll cost of $27.9m and $12.0m, respectively for six months ended)	$ 2,583,000	$ 1,186,000	$ 4,761,000	$ 2,020,000	$ 5,423,000	$ 1,819,000
Cost of revenue	2,124,000	1,011,000	4,178,000	1,659,000	4,594,000	1,488,000
Gross profit	459,000	175,000	583,000	361,000	829,000	331,000
Operating expenses:
Salaries, wages and payroll taxes	1,802,000	1,089,000	3,452,000	2,030,000	4,670,000	2,941,000
Stock-based compensation - general and administrative	619,000	81,000	745,000	158,000
Commissions	40,000	34,000	111,000	66,000	200,000	93,000
Professional fees	997,000	895,000	1,837,000	1,519,000	3,918,000	2,078,000
Software development	350,000	718,000	703,000	1,028,000	1,209,000	3,828,000
Depreciation and amortization	239,000	191,000	480,000	379,000	837,000	272,000
General and administrative	403,000	988,000	1,564,000	2,116,000	6,502,000	4,189,000
Total operating expenses	4,450,000	3,996,000	8,892,000	7,296,000	16,499,000	13,129,000
Operating Loss	(3,991,000)	(3,821,000)	(8,309,000)	(6,935,000)	(15,670,000)	(12,798,000)
Other (expense) income:
Interest expense	(805,000)	(969,000)	(1,966,000)	(1,926,000)	(8,507,000)	(1,751,000)
Expense related to modification of warrants	(22,000)		(22,000)		(2,271,000)
Loss from debt conversion	(657,000)		(657,000)
Inducement loss	(567,000)	(1,555,000)	(567,000)	(1,555,000)
Change in fair value derivative and warrant liability	829,000		1,771,000		2,569,000
Gain on convertible note settlement		2,611,000		2,611,000
Gain on convertible note penalties accrual	760,000		760,000	2,611,000
Total other (expense) income	(462,000)	87,000	(681,000)	(870,000)	(9,054,000)	(5,251,000)
Loss from continuing operations	(4,453,000)	(3,734,000)	(8,990,000)	(7,805,000)	(24,724,000)	(18,049,000)
Income (Loss) from discontinued operations	(1,784,000)	1,594,000	197,000	3,418,000
Gain from asset sale	15,682,000		15,682,000
Total Income from discontinued operations, net of tax	13,898,000	1,594,000	15,879,000	3,418,000	5,997,000	1,226,000
Net income (loss)	$ 9,445,000	$ (2,140,000)	$ 6,889,000	$ (4,387,000)	$ (18,727,000)	$ (16,823,000)
Net Income (Loss) gain per share, Basic and diluted
Continuing operations	$ (0.26)	$ (4.79)	$ (1.01)	$ (10.35)	$ (30.23)	$ (25.06)
Discontinued operations
Operating income (loss)	(0.10)	2.04	0.02	4.53
Gain on sale of assets	0.92		1.76
Total discontinued operations	0.82	2.04	1.78	4.53	7.33	1.70
Net income (loss) per common share - Basic and diluted	$ 0.56	$ (2.74)	$ 0.77	$ (5.82)	$ (22.90)	$ (23.36)
Weighted average common shares outstanding - Basic and diluted	16,971,339	779,634	8,932,217	753,808	817,720	720,253